CONTRACTUAL TRANSMISSION ASSETS - Disclosure of Remeasurement - RTP (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Company Remeasurement [Line Items]
Remeasurement expense	R$ 4,166,777
AXIA Energia
Company Remeasurement [Line Items]
Remeasurement expense	1,757,088
AXIA Energia Nordeste
Company Remeasurement [Line Items]
Remeasurement expense	1,668,404
AXIA Energia Norte
Company Remeasurement [Line Items]
Remeasurement expense	498,033
AXIA Energia Sul
Company Remeasurement [Line Items]
Remeasurement expense	R$ 243,252